Stock-Based Compensation - Summary of Grant Date Fair Value of Restricted Stock Unit Awards Vested (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value	$ 1,940	$ 1,489	$ 3,122